Trade receivables - Trade receivables by currency (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Total trade receivables, net	$ 1,390	$ 1,253
US dollar (USD)
Disclosure of geographical areas [line items]
Total trade receivables, net	463	449
Euro (EUR)
Disclosure of geographical areas [line items]
Total trade receivables, net	243	215
Japanese yen (JPY)
Disclosure of geographical areas [line items]
Total trade receivables, net	168	152
Chinese yuan (CNY)
Disclosure of geographical areas [line items]
Total trade receivables, net	102	74
Indian rupee (INR)
Disclosure of geographical areas [line items]
Total trade receivables, net	33	34
Canadian dollar (CAD)
Disclosure of geographical areas [line items]
Total trade receivables, net	30	30
Australian dollar (AUD)
Disclosure of geographical areas [line items]
Total trade receivables, net	29	27
British pound (GBP)
Disclosure of geographical areas [line items]
Total trade receivables, net	24	25
Russian ruble (RUB)
Disclosure of geographical areas [line items]
Total trade receivables, net	34	24
South Korean won (KRW)
Disclosure of geographical areas [line items]
Total trade receivables, net	29	23
Other currencies
Disclosure of geographical areas [line items]
Total trade receivables, net	$ 235	$ 200